Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan	Mar. 31, 2010 Japan	Mar. 31, 2012 Japan Minimum	Mar. 31, 2012 Japan Maximum	Mar. 31, 2012 Foreign Countries USD ($)	Mar. 31, 2012 Foreign Countries JPY (¥)	Mar. 31, 2012 Foreign Countries Minimum	Mar. 31, 2012 Foreign Countries Maximum
Income Taxes [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%	40.20%
Operating loss carryforwards for tax purposes					$ 6,036	¥ 496,104					$ 7,826	¥ 643,190
Expiration date for operating loss carryforwards									2013	2021			2013	2031
Tax credit carryforwards	1,319	108,426	127,289		1,210	99,423					110	9,003
Expiration date for tax credit carryforwards									2013	2015			2014	2023
Undistributed earnings of foreign subsidiaries	32,734	2,690,416
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	$ 1,172	¥ 96,320
Tax years remain open to examination by various tax jurisdictions					On and after April 1, 2005	On and after April 1, 2005					On and after January 1, 2000	On and after January 1, 2000